MASSMUTUAL SELECT FUNDS

Supplement dated March 29, 2017 to the

Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective March 28, 2017, the name of the MassMutual Select Mid Cap Growth Equity II Fund was changed to the MassMutual Select Mid Cap Growth Fund (“Mid Cap Growth Fund”). The investment objective, investment strategies, management, and all other aspects of the Fund remain unchanged.

Effective March 28, 2017, the name of the MassMutual Select Focused Value Fund (“Focused Value Fund”) changed to the MassMutual Select Equity Opportunities Fund (“Equity Opportunities Fund”).

Effective March 28, 2017, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company LLP (“Wellington Management”) replaced Harris Associates L.P. (“Harris”) as co-subadvisers of the Focused Value Fund.

Effective March 28, 2017, the following information replaced similar information found on pages 42-43 for the Focused Value Fund under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund invests primarily in equity securities of U.S. companies that the Fund’s subadvisers believe are financially sound, valued conservatively by the market, and have improving prospects. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company LLP (“Wellington Management”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants, of issuers of any size. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 30% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

T. Rowe Price typically employs a “value” approach in selecting investments, using internal research to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. T. Rowe Price generally looks for companies in the aggregate with one or more of the following: an established operating history; above-average dividend yield and low price/earnings ratio relative to the S&P 500® Index; a sound balance sheet and other positive financial characteristics; and low stock price relative to T. Rowe Price’s view of the company’s underlying value as measured by assets, cash flow, or business franchises. T. Rowe Price generally seeks investments in large-capitalization companies and the yield of the portion of the Fund managed by T. Rowe Price is expected to normally exceed the yield of the S&P 500 Index. T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Wellington Management seeks long-term total returns in excess of the broad market by investing in a select number of high quality, reasonably-valued companies that have demonstrated the willingness to return value to shareholders. The investment process stresses security selection based on bottom-up fundamental research to identify undervalued stocks that have the potential for significant longer-term rewards. Wellington Management’s investment philosophy is based on the premise that investing in high quality companies with superior prospects for dividend growth, and the fundamental strength to support that growth in the future, can provide superior long-term returns. Wellington Management typically sells a security when it achieves its price target or when it no longer exhibits superior upside return versus downside risk.

In pursuing its investment objective, each of T. Rowe Price and Wellington Management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price or Wellington Management believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).

Effective March 28, 2017, the Non-Diversification Risk found on page 44 is hereby deleted for the Focused Value Fund under the heading Principal Risks in the section titled Investments, Risks, and Performance.

Effective March 28, 2017, the following information replaces the information found on page 45 for the Focused Value Fund under the heading Portfolio Managers in the section titled Management:

Subadvisers: T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Wellington Management Company LLP (“Wellington Management”)

Portfolio Managers:

John D. Linehan, CFA, is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since March 2017.

Donald J. Kilbride is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since March 2017.

Effective March 28, 2017, the following information supplements the information for Harris found under the heading Subadvisers and Portfolio Managers on pages 134-135 in the section titled Management of the Funds:

Effective March 28, 2017, T. Rowe Price and Wellington Management replaced Harris as co-subadvisers of the Focused Value Fund, therefore all references to Harris as subadviser for the Focused Value Fund are removed.

Effective March 28, 2017, the following information replaces the first sentence found on page 140 for T. Rowe Price under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, manages a portion of the portfolio of the Equity Opportunities Fund, Blue Chip Growth Fund, Mid Cap Growth Fund, and Small Company Value Fund.

Effective March 28, 2017, the following information supplements the information found on pages 140-141 for T. Rowe Price under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

T. Rowe Price replaced Harris as a co-subadviser of the Equity Opportunities Fund on March 28, 2017.

John D. Linehan, CFA

is the portfolio manager of a portion of the Equity Opportunities Fund. Mr. Linehan, investment advisory committee chairman, has day-to-day responsibility for managing the portfolio and works with the committee in developing and executing the portfolio’s investment program. He is a Vice President and Portfolio Manager for T. Rowe Price. Mr. Linehan joined T. Rowe Price in 1998 and has 25 years of investment experience. During the past five years, he has served as a portfolio manager and the head of U.S. Equity for T. Rowe Price.

Effective March 28, 2017, the following information replaces the first sentence found on page 141 for Wellington Management under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Wellington Management Company LLP (“Wellington Management”), a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, manages the investments of the Fundamental Value Fund and Fundamental Growth Fund and a portion of the portfolio of the Equity Opportunities Fund, Small Cap Value Equity Fund, and Small Cap Growth Equity Fund.

Effective March 28, 2017, the following information supplements the information found on pages 141-142 for Wellington Management under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Wellington Management replaced Harris as a co-subadviser of the Equity Opportunities Fund on March 28, 2017.

Donald J. Kilbride

has served as portfolio manager of the portion of the Equity Opportunities Fund managed in the Select Quality Equity style since 2017. Mr. Kilbride is a Senior Managing Director and Equity Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2002.

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B3001M-17-03

MASSMUTUAL SELECT FUNDS

MassMutual Select Focused Value Fund

Supplement dated March 29, 2017 to the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective March 28, 2017, the name of the MassMutual Select Focused Value Fund (“Focused Value Fund”) changed to the MassMutual Select Equity Opportunities Fund (“Equity Opportunities Fund”).

Effective March 28, 2017, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company LLP (“Wellington Management”) replaced Harris Associates L.P. (“Harris”) as co-subadvisers of the Focused Value Fund.

Effective March 28, 2017, the following information replaced similar information under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:

The Fund invests primarily in equity securities of U.S. companies that the Fund’s subadvisers believe are financially sound, valued conservatively by the market, and have improving prospects. The Fund is managed by two subadvisers, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company LLP (“Wellington Management”), each being responsible for a portion of the portfolio, but not necessarily equally weighted. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stocks, rights, and warrants, of issuers of any size. The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund generally will not invest more than 30% of its total assets in foreign securities. The Fund may hold a portion of its assets in cash or cash equivalents.

T. Rowe Price typically employs a “value” approach in selecting investments, using internal research to identify companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. T. Rowe Price generally looks for companies in the aggregate with one or more of the following: an established operating history; above-average dividend yield and low price/earnings ratio relative to the S&P 500® Index; a sound balance sheet and other positive financial characteristics; and low stock price relative to T. Rowe Price’s view of the company’s underlying value as measured by assets, cash flow, or business franchises. T. Rowe Price generally seeks investments in large-capitalization companies and the yield of the portion of the Fund managed by T. Rowe Price is expected to normally exceed the yield of the S&P 500 Index. T. Rowe Price may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Wellington Management seeks long-term total returns in excess of the broad market by investing in a select number of high quality, reasonably-valued companies that have demonstrated the willingness to return value to shareholders. The investment process stresses security selection based on bottom-up fundamental research to identify undervalued stocks that have the potential for significant longer-term rewards. Wellington Management’s investment philosophy is based on the premise that investing in high quality companies with superior prospects for dividend growth, and the fundamental strength to support that growth in the future, can provide superior long-term returns. Wellington Management typically sells a security when it achieves its price target or when it no longer exhibits superior upside return versus downside risk.

In pursuing its investment objective, each of T. Rowe Price and Wellington Management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it believes there is an opportunity for substantial appreciation (such as, for example, T. Rowe Price or Wellington

Management believes a security could increase in value as a result of a change in management, an extraordinary corporate event, a new product introduction or innovation, or a favorable competitive development).

Effective March 28, 2017, the Non-Diversification Risk found under the heading Principal Risks in the section titled Investments, Risks, and Performance is hereby deleted.

Effective March 28, 2017, the following information replaces the information found under the headings Subadviser and Portfolio Managers in the section titled Management:

Subadvisers: T. Rowe Price Associates, Inc. (“T. Rowe Price”)

Wellington Management Company LLP (“Wellington Management”)

Portfolio Managers:

John D. Linehan, CFA, is a Vice President and Portfolio Manager at T. Rowe Price. He has managed the Fund since March 2017.

Donald J. Kilbride is a Senior Managing Director and Equity Portfolio Manager at Wellington Management. He has managed the Fund since March 2017.

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FV 17-01

MASSMUTUAL SELECT FUNDS

MassMutual Select Mid Cap Growth Equity II Fund

Supplement dated March 29, 2017 to the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective March 28, 2017, the name of the MassMutual Select Mid Cap Growth Equity II Fund was changed to the MassMutual Select Mid Cap Growth Fund. The investment objective, investment strategies, management, and all other aspects of the Fund remain unchanged.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MCGE 17-01

MASSMUTUAL SELECT FUNDS

Supplement dated March 29, 2017 to the

Statement of Additional Information dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective March 28, 2017, the name of the MassMutual Select Mid Cap Growth Equity II Fund was changed to the MassMutual Select Mid Cap Growth Fund (“Mid Cap Growth Fund”). The investment objective, investment strategies, management, and all other aspects of the Fund remain unchanged.

Effective March 28, 2017, the name of the MassMutual Select Focused Value Fund (“Focused Value Fund”) changed to the MassMutual Select Equity Opportunities Fund (“Equity Opportunities Fund”).

Effective March 28, 2017, T. Rowe Price Associates, Inc. (“T. Rowe Price”) and Wellington Management Company LLP (“Wellington Management”) replaced Harris Associates L.P. (“Harris”) as co-subadvisers of the Focused Value Fund.

Effective March 28, 2017, the following information replaced similar information found on page B-3 in the section titled General Information:

MassMutual Select Funds (the “Trust”) is a professionally managed, open-end investment company. This Statement of Additional Information (“SAI”) describes the following 20 diversified series of the Trust: (1) MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”), (2) MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”), (3) MassMutual Select BlackRock Global Allocation Fund (“BlackRock Global Allocation Fund”), (4) MassMutual Select Diversified Value Fund (“Diversified Value Fund”), (5) MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”), (6) MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”) (7) MM S&P 500® Index Fund (“S&P 500 Index Fund”), (8) MassMutual Select Equity Opportunities Fund (“Equity Opportunities Fund”), (9)MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”), (10) MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”), (11) MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”), (12) MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”), (13) MassMutual Select Small Company Value Fund (“Small Company Value Fund”), (14) MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”), (15) MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”), (16) MassMutual Select Mid Cap Growth Fund (“Mid Cap Growth Fund”), (17) MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”), (18) MassMutual Select Diversified International Fund (“Diversified International Fund”), (19) MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”), and (20) MassMutual Select Overseas Fund (“Overseas Fund”); and one non-diversified series of Trust: MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”) (each individually referred to as a “Fund” or collectively as the “Funds”). Currently, the Trustees have authorized a total of 39 separate series. Additional series may be created by the Trustees from time-to-time.

Effective March 28, 2017, the following information replaced similar information for the Focused Value Fund found on page B-3 in the section titled General Information:

The subadvisers for the Equity Opportunities Fund are T. Rowe Price Associates, Inc. (“T. Rowe Price”), located at 100 East Pratt Street, Baltimore, Maryland 21202, and Wellington Management.

Effective March 28, 2017, the following information replaced the first sentence of the third paragraph on page B-43 in the section titled Additional Investment Policies under the heading Other Investment Companies:

T. Rowe Price may invest the assets of the Equity Opportunities Fund, Blue Chip Growth Fund, Mid Cap Growth Fund, or Small Company Value Fund, respectively, into money market funds managed pursuant to applicable SEC exemptive orders.

Effective March 28, 2017, the following information replaced similar information found on page B-51 in the section titled Investment Restrictions of the Funds under the heading Fundamental Investment Restrictions of the Funds:

(1)	with the exception of the Growth Opportunities Fund, purchase securities (other than securities issued, guaranteed or sponsored by the U.S. Government or its agencies or instrumentalities or securities issued by investment companies) of any one issuer if, as a result, more than 5% of a Fund’s total assets would be invested in the securities of such issuer or the Fund would own more than 10% of the outstanding voting securities of such issuer, except that up to 25% of the Fund’s total assets may be invested without regard to these limitations.

Effective March 28, 2017, the following information replaced similar information found on page B-52 in the section titled Investment Restrictions of the Funds under the heading Non-Fundamental Investment Restrictions of the Funds:

(4) to the extent that shares of the Fund are purchased or otherwise acquired by other series of the Trust, acquire any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act, except this restriction shall not prohibit the investment by the Equity Opportunities Fund, Blue Chip Growth Fund, Mid Cap Growth Fund, or the Small Company Value Fund in money market funds managed by T. Rowe Price pursuant to an exemptive order.

Effective March 28, 2017, the following information replaced similar information for Wellington Management found on page B-97 in the section titled Unaffiliated Subadvisers:

Wellington Management also serves as subadviser for the Fundamental Value Fund, Equity Opportunities Fund, Fundamental Growth Fund, and Small Cap Growth Equity Fund. Wellington Management also provides subadvisory services for the MML Fundamental Value Fund and MML Fundamental Growth Fund, each of which are series of MML Series Investment Fund, a registered, open-end investment company for which MML Advisers serves as investment adviser.

Effective March 28, 2017, the following information supplements similar information for T. Rowe Price found on page B-98 in the section titled Unaffiliated Subadvisers:

T. Rowe Price also serves as subadviser for the Equity Opportunities Fund.

Effective March 28, 2017, the information for Harris related to the Focused Value Fund found on page B-98 in the section titled Unaffiliated Subadvisers is hereby removed.

Effective March 28, 2017, the information under Harris related to the Focused Value Fund found on page B-310 in the section titled Appendix C—Additional Portfolio Manager Information is hereby removed.

Effective March 28, 2017, the following information supplements similar information for T. Rowe Price related to the Focused Value Fund found on page B-341 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio manager of the Equity Opportunities Fund is John D. Linehan.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

John D. Linehan
Registered investment companies**	15	$43,196,147,404	0	$0
Other pooled investment vehicles	7	$9,729,225,373	0	$0
Other accounts	31	$6,261,463,010	0	$0

*	The information provided is as of February 28, 2017.
**	Does not include the Equity Opportunities Fund.

Ownership of Securities:

As of February 28, 2017, the portfolio manager did not own any shares of the Equity Opportunities Fund.

Effective March 28, 2017, the following information supplements similar information for Wellington Management related to the Focused Value Fund found on page B-344 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio manager of the Equity Opportunities Fund is Donald J. Kilbride.

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Donald J. Kilbride
Registered investment companies**	13	$44,420,771,054	1	$31,756,831,012
Other pooled investment vehicles	5	$1,072,022,519	0	$0
Other accounts	18	$2,648,854,623	2	$376,340,580

*	The information provided is as of February 28, 2017.
**	Does not include the Equity Opportunities Fund.

Ownership of Securities:

As of February 28, 2017, the portfolio manager did not own any shares of the Equity Opportunities Fund.

Effective March 28, 2017, the following information replaces similar information for T. Rowe Price found on pages B-342-343 in the section titled Appendix C—Additional Portfolio Manager Information:

Compensation:

The discussion below describes the portfolio managers’ compensation as of the date of this supplement.

Portfolio manager compensation consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of a restricted stock grant. Compensation is variable and is determined based on the following factors.

Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and Price Hong Kong, Price Singapore, and T. Rowe Price International, as appropriate) evaluate performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500) and the Lipper index (e.g., Large-Cap Growth) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the T. Rowe Price Funds in their regular review of fund performance. Performance is primarily measured on a pre-tax basis though tax-efficiency is considered and is especially important for tax efficient funds. Compensation is viewed with a long term time horizon. The more consistent a manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across the global investment platform, working effectively with and mentoring others, and other contributions to T. Rowe Price’s clients, the firm, or T. Rowe Price’s culture are important components of T. Rowe Price’s long-term success and are highly valued.

All employees of T. Rowe Price, including portfolio managers, participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, receive supplemental medical/hospital reimbursement benefits.

This compensation structure is used for all portfolios managed by the portfolio manager.

Effective March 28,2017, the following information replaces similar information for Wellington Management found on pages B-346-347 in the section titled Appendix C—Additional Portfolio Manager Information:

Conflicts of Interest:

Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Funds. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

The Investment Professional or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Ms. Grimes and Messrs. Abrams, Angeli, Fitzpatrick, Kilbride, Marrkand, McCormack, and Pedersen also manage accounts, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management, and where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Compensation:

Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Investment Subadvisory Agreements between Wellington Management and MML Advisers on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund. The following information is current as of the date of this supplement.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one, three, and five year periods, with an emphasis on five year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Abrams, Abularach, Angeli, Fitzpatrick, Kilbride, Marrkand, McCormack, Mortimer, and Pedersen and Ms. Grimes are Partners.

Fund	Benchmark and/or Peer Group
Fundamental Value Fund	Russell 1000 Value Index
Equity Opportunities Fund	Russell 1000 Index
Fundamental Growth Fund	Russell 1000 Growth Index
Small Cap Value Equity Fund	Russell 2500 Value Index
Small Cap Growth Equity Fund (portfolio managed by Messrs. Abrams and Fitzpatrick)	Russell 2000 Index
Small Cap Growth Equity Fund (portfolio managed by Messrs. Angeli, Abularach, and Mortimer)	Russell 2000 Growth Index

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SAI B3001M-17-02